Deferred Financing Costs (Remaining Amortization) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred Finance Costs Future Amortization Expense [Abstract]
Deferred financing amortization - Year 1	$ 3,263,000
Deferred financing amortization - Year 2	3,263,000
Deferred financing amortization - Year 3	3,263,000
Deferred financing amortization - Year 4	2,801,000
Deferred financing amortization - Year 5	429,000
Thereafter	1,398,000
Net book value	$ 14,417,000	$ 19,037,000